1. CORPORATE ORGANIZATION, NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Uninsured cash	$ 0	$ 150,000
Cash equivalents	$ 0	0
Property and equipment estimated useful lives	3 to 7 years
Amortization of intangible asset	$ 2,733	561
Accrued warranty reserve	0	0
Research and development costs	3,585	1,772
Advertising costs	$ 114,408	$ 81,278
Warrant Shares [Member]
Potentially dilutive stock equivalents outstanding	6,717,950	5,781,900
Convertible Debt Shares [Member]
Potentially dilutive stock equivalents outstanding	20,914,405	19,846,181
Option Shares [Member]
Potentially dilutive stock equivalents outstanding	14,820,589	15,216,664